Non-current assets held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Non-current assets held for sale.
Schedule of changes in foreclosed assets

Foreclosed Assets

Cost:
Balances at January 1, 2016	1,101
Additions	711
Disposals	(705)
Impairment losses	—
Balances at December 31, 2016	1,107
Additions	389
Disposals	(201)
Impairment losses	—
Balances at December 31, 2017	1,295